Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables.
Schedule of trade and other payables

	At December 31,
(in thousands of $)	2023	2022	2021
Trade payables	$245,557	$188,721	$208,850
Short‑term employee benefits	95,104	84,337	83,737
Gross-to-net-accruals	55,788	19,478	—
Other	17,564	3,142	828
Total trade and other payables	$414,013	$295,679	$293,415

Schedule of movement in gross to net accruals

(in thousands of $)	Rebates and chargebacks	Distribution fees, product returns and other	Total
Balance at January 1, 2022	$—	$—	$—
Current estimate related to the sales made in the current year	35,426	10,740	46,166
(Credits or payments related to sales made during the year)	(20,028)	(6,661)	(26,689)
Balance at December 31, 2022	$15,398	$4,079	$19,478
Current estimate related to the sales made in the current year	123,542	26,427	149,969
Adjustment for prior year sales	(4,041)	(883)	(4,924)
(Credits or payments related to sales made during the year)	(78,327)	(20,722)	(99,049)
(Credit or payments related to sales made during prior year)	(6,910)	(2,775)	(9,685)
Balance at December 31, 2023	$49,662	$6,126	$55,788